Schedule of Estimates Value of Prepayment Option by Assessing Interest Rate Movements (Details)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024	Nov. 08, 2024	Nov. 06, 2024	Sep. 25, 2024	Aug. 08, 2024 USD ($)
Silver Loan	$ 36,379,996	$ 31,802,708					$ 13,225,005
Tranche 1 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date							Aug. 08, 2027
Tranche 1 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input							15
Tranche 1 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input							31.5
Tranche 1 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input							3.86
Tranche 1 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input							12.92
Tranche 1 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input							16.78
Tranche 2 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date						Aug. 08, 2027
Tranche 2 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input						15
Tranche 2 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input						31.0
Tranche 2 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input						3.49
Tranche 2 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input						11.02
Tranche 2 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input						14.51
Tranche 3 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date					Aug. 08, 2027
Tranche 3 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input					15
Tranche 3 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input					28.0
Tranche 3 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input					4.21
Tranche 3 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input					4.46
Tranche 3 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input					15.78
Tranche 4 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date				Aug. 08, 2027
Tranche 4 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input				15
Tranche 4 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input				28.5
Tranche 4 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input				4.21
Tranche 4 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input				4.76
Tranche 4 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input				16.30
Tranche 5 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date			Aug. 08, 2027
Tranche 5 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input			15
Tranche 5 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input			26.5
Tranche 5 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input			4.23
Tranche 5 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input			4.23
Tranche 5 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input			16.54
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date	Aug. 08, 2027	Aug. 08, 2027
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input	15	15
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input	30.5	26.5
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input	4.24	4.23
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input	6.76	4.53
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input	18.80	16.54